Expense Example - AMG Managers Pictet International Fund	Feb. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	573
Expense Example, with Redemption, 10 Years	1,277
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	733
Expense Example, with Redemption, 10 Years	1,618
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	$ 1,160